Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions
Related Party Transactions

6.   Related Party Transactions

Prior to our IPO, we were party to a management services agreement with two Cactus LLC members, whereby Cactus paid an annual management fee totaling approximately $0.3 million, payable in four installments, each to be paid quarterly in advance, prorated for any partial year. In conjunction with our IPO, the management services agreement terminated pursuant to its terms. Management fee expense totaled less than $0.1 million for each of the three months ended March 31, 2018 and 2017. There were no outstanding balances due as of March 31, 2018 or December 31, 2017 under the management services agreement.

From time to time, we rent a plane under dry-lease from a company owned by a member of Cactus LLC. These transactions are under short-term rental arrangements. During the three months ended March 31, 2018 and 2017, expense recognized in connection with these rentals totaled less than $0.1 million, respectively. As of March 31, 2018, and December 31, 2017, we owed less than $0.1 million, respectively, to the related party which are included in accounts payable in the consolidated balance sheets.

We are also party to a TRA with certain direct and indirect holders of CW Units, including certain of our officers, directors and employees. These TRA Holders have the right in the future to receive 85% of the net cash savings, if any, in U.S. federal, state and local income tax and franchise tax that Cactus Inc. actually realizes or is deemed to realize.

7. Related Party Transactions

We entered into a management services agreement with two of our members, whereby we must pay an annual management fee totaling approximately $0.3 million, payable in four installments, each to be paid quarterly in advance, prorated for any partial year. The agreement shall terminate upon the consummation of a change of control sale, as defined in our operating agreement. Management fee expense totaled $0.3 million for each of 2017, 2016 and 2015. There were no outstanding balances due as of December 31, 2017 and 2016 under the management services agreement. In conjunction with our IPO, the management services agreements terminated.

During 2016 and 2015, we rented certain equipment from a company owned by a member of Cactus LLC. These transactions were under short‑term rental arrangements. During 2017, 2016 and 2015, expense recognized in connection with these rentals totaled $0.3 million, $0.2 million and $0.3 million, respectively. As of December 31, 2017 and 2016, we owed less than $0.1 million, respectively, to this related party which are included in accounts payable in the consolidated balance sheets.